Acquisition	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Acquisition
3.	Acquisition

On December 17, 2014, Pieris AG, the Company (formerly known as Marika Inc.) and the former shareholders of Pieris AG entered into an Acquisition Agreement (the “Acquisition Agreement”). Pursuant to the Acquisition Agreement, the former shareholders of Pieris AG contributed all of their equity interests in Pieris AG in exchange for 20,000,000 shares of the Company´s common stock, which resulted in Pieris AG becoming a wholly owned subsidiary of the Company (the “Acquisition”). Upon the closing of the Acquisition and prior to the closing of the December 2014 private placement financing, the former stockholders of Pieris AG collectively owned approximately 89% of outstanding shares of the Company´s common stock.

On December 5, 2014, Pieris Pharmaceuticals, Inc. completed a 2.272727-for-1 forward split of its common stock in the form of a share dividend, with the result that 6,100,000 shares of common stock outstanding immediately prior to the stock split became 13,863,647 shares of common stock outstanding immediately thereafter. Effective as of December 16, 2014, Pieris Pharmaceuticals, Inc. amended and restated its Articles of Incorporation to, among other things, change its name from Marika Inc. to “Pieris Pharmaceuticals, Inc.” and increase its authorized capital stock from 75,000,000 shares of common stock, par value $0.001 per share, to 300,000,000 shares of common stock, par value $0.001 per share, and 10,000,000 shares of “blank check” preferred stock, par value $0.001 per share. On December 17, 2014, Pieris Pharmaceuticals, Inc. transferred its pre-Acquisition assets and liabilities to its former majority stockholder, Aleksandrs Sviks, in exchange for the surrender by him and cancellation of 11,363,635 shares of Pieris Pharmaceuticals, Inc. common stock.

In accordance with FASB, ASC Section 805 entitled “Business Combinations,” Marika Inc. does not meet the definition of a business as it is a non-operating shell company. As a result, the Acquisition has been accounted for as a reverse-merger and recapitalization. Pieris AG is the acquirer for financial reporting purposes and Pieris Pharmaceuticals, Inc. is the acquired company. Consequently, the assets and liabilities and the operations reflected in the historical financial statements prior to the Acquisition are those of Pieris AG and are recorded at the historical cost basis of Pieris AG, and the consolidated financial statements after completion of the Acquisition include the assets and liabilities and results of operations of the combined Company. Share capital prior to the closing of the Acquisition has been retroactively adjusted to reflect the legal capital of Pieris Pharmaceuticals, Inc.